Net Earnings Per Share From Continuing Operations (Narrative) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Options excluded from diluted earnings per share calculation (anti-dilutive)	2	2	2